Intangible Assets - Schedule of Gross Carrying Amount of Intangible Assets and Accumulated Amortization (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 19.2	$ 6.5
Accumulated amortization	(2.1)	(3.5)
Net carrying amount	17.1	3.0
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	17.7	5.4
Accumulated amortization	(1.9)	(2.8)
Net carrying amount	15.8	2.6
Non-compete Agreements
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	0.2	0.4
Accumulated amortization		(0.3)
Net carrying amount	0.2	0.1
Tradenames
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	1.3	0.7
Accumulated amortization	(0.2)	(0.4)
Net carrying amount	$ 1.1	$ 0.3